PROSPECTUS SUPPLEMENT DATED MARCH 16, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, R, AND Y SHARES OF THE FUND LISTED BELOW:

AIM CORE BOND FUND

This supplement supersedes and replaces in its entirety the supplement dated March 4, 2009.

The AIM Funds' Board of Trustees have approved proposals to both reduce the advisory rates payable by AIM Core Bond Fund and to decrease the contractual expense limits applicable to the fund, effective March 4, 2009.

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from your investment)        CLASS A   CLASS B   CLASS C   CLASS R   CLASS Y
----------------------------------------------   -------   -------   -------   -------   -------
Maximum Sales Charge
   (Load) Imposed on Purchases
   (as a percentage of offering price)           4.75%      None      None     None        None
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price
   or redemption proceeds, whichever is less)    None(1)    5.00%     1.00%    None(1)     None

ANNUAL FUND OPERATING EXPENSES (2)

(expenses that are deducted from fund assets)   CLASS A   CLASS B   CLASS C   CLASS R   CLASS Y(3)
---------------------------------------------   -------   -------   -------   -------   ----------
Management Fees(4)                               0.40%     0.40%     0.40%     0.40%       0.40%
Distribution and/or Service (12b-1) Fees         0.25      1.00      1.00      0.50        None
Other Expenses                                   0.42      0.42      0.42      0.42        0.42
Acquired Fund Fees and Expenses                  0.00      0.00      0.00      0.00        0.00
Total Annual Fund Operating Expenses             1.07      1.82      1.82      1.32        0.82
Fee Waiver(5)                                    0.25      0.25      0.25      0.25        0.25
Net Annual Fund Operating Expenses               0.82      1.57      1.57      1.07        0.57

(1) A contingent deferred sales charge may apply in some cases. See "General Information - Contingent Deferred Sales Charges (CDSCs)."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.

(4) Effective March 4, 2009, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.40% (for average net assets up to $500 million) to 0.30% (for average net assets over $5 billion). Management Fees have been restated to reflect the new fee schedule.

(5) Effective March 4, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to the reduced rate of 0.80%, 1.55%, 1.55%, 1.05% and 0.55% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;
     (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of those periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year;

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

     (v)  incur applicable initial sales charges (see "General
          Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions, your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $555      $776     $1,014   $1,697
Class B     660       848      1,162    1,920(1)
Class C     260       548        962    2,117
Class R     109       394        700    1,568
Class Y      58       237        430      990

You would pay the following expenses if you did not redeem your shares:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $555      $776     $1,014   $1,697
Class B     160       548        962    1,920(1)
Class C     160       548        962    2,117
Class R     109       394        700    1,568
Class Y      58       237        430      990

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the third paragraph appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES" on page 5 of the prospectus:

"The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of investment grade securities generally represented by the sector categories within the Barclays Capital U.S. Aggregate Bond Index (the benchmark index). The fund considers securities to be of investment grade quality if they are rated within the four highest ratings for long-term debt obligations by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Services (S&P) or any other nationally recognized statistical rating organization (NRSRO), or the fund's portfolio managers deem the securities to be of comparable quality."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS" on page 6 of the prospectus:

"Derivatives Risk -Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Leverage exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. There can be no assurance that the fund's leverage strategy will be successful."

The following information is added as a new twelfth paragraph under the heading "FUND MANAGEMENT - THE ADVISORS" on page 8 of the prospectus:

"It is anticipated that, on or about the end of the fourth quarter of 2009, the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will also be available in the fund's Statement of Additional Information."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:

"The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

-    You invest $10,000 in the fund and hold it for the entire 10-year period;

-    Your investment has a 5% return before expenses each year;

- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

- Hypotheticals both with and without any applicable initial sales charge applied (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

-    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

(Continued)

CLASS A
(INCLUDES MAXIMUM SALES CHARGE)       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ---------    ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                  0.82%         1.07%        1.07%        1.07%        1.07%
Cumulative Return Before Expenses        5.00%        10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses        (0.77%)        3.13%        7.18%       11.40%       15.77%
End of Year Balance                 $9,923.15    $10,313.12   $10,718.43   $11,139.66   $11,577.45
Estimated Annual Expenses           $  554.74    $   108.26   $   112.52   $   116.94   $   121.54

CLASS A
(INCLUDES MAXIMUM SALES CHARGE)       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.07%        1.07%        1.07%        1.07%        1.07%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         20.32%       25.05%       29.97%       35.08%       40.38%
End of Year Balance                 $12,032.45   $12,505.32   $12,996.78   $13,507.56   $14,038.40
Estimated Annual Expenses           $   126.31   $   131.28   $   136.44   $   141.80   $   147.37

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)        YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   -----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.82%         1.07%        1.07%        1.07%        1.07%
Cumulative Return Before Expenses         5.00%        10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.18%         8.27%       12.53%       16.95%       21.55%
End of Year Balance                 $10,418.00    $10,827.43   $11,252.95   $11,695.19   $12,154.81
Estimated Annual Expenses           $    83.71    $   113.66   $   118.13   $   122.77   $   127.60

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.07%        1.07%        1.07%        1.07%        1.07%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         26.32%       31.29%       36.45%       41.81%       47.38%
End of Year Balance                 $12,632.49   $13,128.95   $13,644.92   $14,181.16   $14,738.48
Estimated Annual Expenses           $   132.61   $   137.82   $   143.24   $   148.87   $   154.72

CLASS B(2)                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.57%        1.82%        1.82%        1.82%        1.82%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.43%        6.72%       10.11%       13.61%       17.23%
End of Year Balance                 $10,343.00   $10,671.91   $11,011.27   $11,361.43   $11,722.73
Estimated Annual Expenses           $   159.69   $   191.24   $   197.32   $   203.59   $   210.07

CLASS B(2)                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.82%        1.82%        1.82%        1.07%        1.07%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         20.96%       24.80%       28.77%       33.83%       39.09%
End of Year Balance                 $12,095.51   $12,480.15   $12,877.01   $13,383.08   $13,909.04
Estimated Annual Expenses           $   216.75   $   223.64   $   230.75   $   140.49   $   146.01

CLASS C(2)                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.57%        1.82%        1.82%        1.82%        1.82%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.43%        6.72%       10.11%       13.61%       17.23%
End of Year Balance                 $10,343.00   $10,671.91   $11,011.27   $11,361.43   $11,722.73
Estimated Annual Expenses           $   159.69   $   191.24   $   197.32   $   203.59   $   210.07

CLASS C(2)                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.82%        1.82%        1.82%        1.82%        1.82%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         20.96%       24.80%       28.77%       32.87%       37.09%
End of Year Balance                 $12,095.51   $12,480.15   $12,877.01   $13,286.50   $13,709.01
Estimated Annual Expenses           $   216.75   $   223.64   $   230.75   $   238.09   $   245.66

CLASS R                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.07%        1.32%        1.32%        1.32%        1.32%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.93%        7.75%       11.72%       15.83%       20.09%
End of Year Balance                 $10,393.00   $10,775.46   $11,172.00   $11,583.13   $12,009.39
Estimated Annual Expenses           $   109.10   $   139.71   $   144.85   $   150.18   $   155.71

CLASS R                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.32%        1.32%        1.32%        1.32%        1.32%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         24.51%       29.10%       33.85%       38.77%       43.88%
End of Year Balance                 $12,451.33   $12,909.54   $13,384.61   $13,877.17   $14,387.85
Estimated Annual Expenses           $   161.44   $   167.38   $   173.54   $   179.93   $   186.55

CLASS Y                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.57%        0.82%        0.82%        0.82%        0.82%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.43%        8.80%       13.34%       18.08%       23.02%
End of Year Balance                 $10,443.00   $10,879.52   $11,334.28   $11,808.05   $12,301.63
Estimated Annual Expenses           $    58.26   $    87.42   $    91.08   $    94.88   $    98.85

CLASS Y                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.82%        0.82%        0.82%        0.82%        0.82%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.16%       33.52%       39.10%       44.91%       50.97%
End of Year Balance                 $12,815.84   $13,351.54   $13,909.64   $14,491.06   $15,096.78
Estimated Annual Expenses           $   102.98   $   107.29   $   111.77   $   116.44   $   121.31

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted."

PROSPECTUS SUPPLEMENT DATED MARCH 16, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, C, R, AND Y SHARES OF THE FUND LISTED BELOW:

AIM SHORT TERM BOND FUND

This supplement supersedes and replaces in its entirety the supplement dated March 4, 2009.

The AIM Funds' Board of Trustees have approved proposals to both reduce the advisory rates payable by AIM Short Term Bond Fund and to decrease the contractual expense limits applicable to the fund, effective March 4, 2009.

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
(fees paid directly from your investment)           CLASS A   CLASS C   CLASS R   CLASS Y
-------------------------------------------------   -------   -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)              2.50%     None      None        None
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price or
   redemption proceeds, whichever is less)          None(1)   None(1)   None(1)     None

ANNUAL FUND OPERATING EXPENSES (2)
(expenses that are deducted from fund assets)   CLASS A   CLASS C   CLASS R   CLASS Y(3)
---------------------------------------------   -------   -------   -------   ---------
Management Fees(4)                               0.35%     0.35%     0.35%      0.35%
Distribution and/or Service (12b-1) Fees         0.25      1.00      0.50       None
Other Expenses                                   0.29      0.29      0.29       0.29
Acquired Fund Fees and Expenses                  0.00      0.00      0.00       0.00
Total Annual Fund Operating Expenses             0.89      1.64      1.14       0.64
Fee Waiver(5)                                    0.22      0.72      0.22       0.22
Net Annual Fund Operating Expenses               0.67      0.92      0.92       0.42

(1) A contingent deferred sales charge may apply in some cases. See "General Information - Contingent Deferred Sales Charges (CDSCs)."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.

(4) Effective March 4, 2009, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.35% (for average net assets up to $500 million) to 0.28% (for average net assets over $5 billion). Management Fees have been restated to reflect the new fee schedule.

(5) The distributor has contractually agreed, through at least June 30, 2009, to waive 0.50% of Rule 12b-1 distribution plan payments on Class C shares. In addition, effective March 4, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund

     Operating Expenses (excluding certain items discussed below) to the reduced rate of 0.66%, 0.91% (after Rule 12b-1 fee waiver), 0.91% and 0.41% on Class A, Class C, Class R and Class Y shares of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
     (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of those periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year;

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

     (v)  incur applicable initial sales charges (see "General
          Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your cost would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $317      $505      $710     $1,299
Class C      94       447       824      1,883
Class R      94       340       606      1,366
Class Y      43       183       335        777"

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS" on page 6 of the prospectus:

"Derivatives Risk -Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Borrowing money to buy securities exposes the fund to leverage because the fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the fund. Certain other transactions may give rise to a form of leverage. Leverage also exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. Except in the case of a borrowing, the fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. There can be no assurance that the fund's leverage strategy will be successful."

The following information is added as a new twelfth paragraph under the heading "FUND MANAGEMENT - THE ADVISORS" on page 7 of the prospectus:

"It is anticipated that, on or about the end of the fourth quarter of 2009, the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will also be available in the fund's Statement of Additional Information."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:

"The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

-    You invest $10,000 in the fund and hold it for the entire 10-year period;

-    Your investment has a 5% return before expenses each year;

- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

- Hypotheticals both with and without any applicable initial sales charge applied (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

-    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

(Continued)

CLASS A
(INCLUDES MAXIMUM SALES CHARGE)       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.67%        0.89%        0.89%        0.89%        0.89%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          1.72%        5.90%       10.26%       14.79%       19.50%
End of Year Balance                 $10,172.17   $10,590.25   $11,025.51   $11,478.66   $11,950.43
Estimated Annual Expenses           $   316.74   $    92.39   $    96.19   $   100.14   $   104.26

CLASS A
(INCLUDES MAXIMUM SALES CHARGE)       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.89%        0.89%        0.89%        0.89%        0.89%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         24.42%       29.53%       34.85%       40.40%       46.17%
End of Year Balance                 $12,441.59   $12,952.94   $13,485.31   $14,039.56   $14,616.58
Estimated Annual Expenses           $   108.54   $   113.01   $   117.65   $   122.49   $   127.52

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.67%        0.89%        0.89%        0.89%        0.89%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.33%        8.62%       13.08%       17.73%       22.57%
End of Year Balance                 $10,433.00   $10,861.80   $11,308.22   $11,772.98   $12,256.85
Estimated Annual Expenses           $    68.45   $    94.76   $    98.66   $   102.71   $   106.93

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.89%        0.89%        0.89%        0.89%        0.89%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.61%       32.85%       38.31%       44.00%       49.91%
End of Year Balance                 $12,760.61   $13,285.07   $13,831.09   $14,399.55   $14,991.37
Estimated Annual Expenses           $   111.33   $   115.90   $   120.67   $   125.63   $   130.79

CLASS C                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.92%        1.64%        1.64%        1.64%        1.64%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.08%        7.58%       11.19%       14.93%       18.79%
End of Year Balance                 $10,408.00   $10,757.71   $11,119.17   $11,492.77   $11,878.93
Estimated Annual Expenses           $    93.88   $   173.56   $   179.39   $   185.42   $   191.65

CLASS C                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.64%        1.64%        1.64%        1.64%        1.64%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         22.78%       26.91%       31.17%       35.58%       40.13%
End of Year Balance                 $12,278.06   $12,690.60   $13,117.01   $13,557.74   $14,013.28
Estimated Annual Expenses           $   198.09   $   204.74   $   211.62   $   218.73   $   226.08

CLASS R                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.92%        1.14%        1.14%        1.14%        1.14%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.08%        8.10%       12.27%       16.60%       21.10%
End of Year Balance                 $10,408.00   $10,809.75   $11,227.01   $11,660.37   $12,110.46
Estimated Annual Expenses           $    93.88   $   120.94   $   125.61   $   130.46   $   135.49

CLASS R                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.14%        1.14%        1.14%        1.14%        1.14%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         25.78%       30.63%       35.68%       40.91%       46.35%
End of Year Balance                 $12,577.92   $13,063.43   $13,567.68   $14,091.39   $14,635.32
Estimated Annual Expenses           $   140.72   $   146.16   $   151.80   $   157.66   $   163.74

CLASS Y                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.42%        0.64%        0.64%        0.64%        0.64%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.58%        9.14%       13.90%       18.86%       24.05%
End of Year Balance                 $10,458.00   $10,913.97   $11,389.82   $11,886.41   $12,404.66
Estimated Annual Expenses           $    42.96   $    68.39   $    71.37   $    74.48   $    77.73

CLASS Y                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.64%        0.64%        0.64%        0.64%        0.64%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         29.46%       35.10%       40.99%       47.14%       53.55%
End of Year Balance                 $12,945.50   $13,509.93   $14,098.96   $14,713.68   $15,355.19
Estimated Annual Expenses           $    81.12   $    84.66   $    88.35   $    92.20   $    96.22

(1)  Your actual expenses may be higher or lower than those shown."

PROSPECTUS SUPPLEMENT DATED MARCH 16, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM CORE BOND FUND
AIM DYNAMICS FUND
AIM GLOBAL REAL ESTATE FUND
AIM HIGH YIELD FUND
AIM INCOME FUND
AIM LIMITED MATURITY TREASURY FUND
AIM MONEY MARKET FUND
AIM REAL ESTATE FUND
AIM SHORT TERM BOND FUND
AIM U.S. GOVERNMENT FUND

This supplement supersedes and replaces in its entirety the supplement dated March 4, 2009.

The AIM Funds' Board of Trustees have approved proposals to both reduce the advisory rates payable by AIM Core Bond Fund and AIM Short Term Bond Fund and to decrease the contractual expense limits applicable to each Fund, effective March 4, 2009.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 13 and 14 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds:

SHAREHOLDER FEES

                                                           GLOBAL                     LIMITED                  SHORT
                                           CORE             REAL     HIGH            MATURITY   MONEY   REAL    TERM     U.S.
(fees paid directly from your investment)  BOND  DYNAMICS  ESTATE   YIELD    INCOME  TREASURY  MARKET  ESTATE   BOND  GOVERNMENT
-----------------------------------------  ----  --------  ------   -----    ------  --------  ------  ------  -----  ----------
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering
   price)                                  None    None    None     None      None     None     None    None    None     None
Maximum Deferred Sales Charge (Load) (as
   a percentage of original purchase
   price or redemption proceeds,
   whichever is less)                      None    None    None     None      None     None     None    None    None     None
Redemption/Exchange Fee (as a percentage
   of amount redeemed/ exchanged)          None    None    2.00%(1) 2.00%(1)  None     None     None    None    None     None

ANNUAL FUND OPERATING EXPENSES(2)

                                                                GLOBAL                  LIMITED                  SHORT
                                                CORE             REAL    HIGH          MATURITY   MONEY   REAL    TERM     U.S.
(expenses that are deducted from fund assetst)  BOND  DYNAMICS  ESTATE  YIELD  INCOME  TREASURY  MARKET  ESTATE   BOND  GOVERNMENT
----------------------------------------------  ----  --------  ------  -----  ------  --------  ------  ------  -----  ----------
Management Fees(3, 4)                           0.40%   0.53%    0.74%  0.55%   0.44%    0.20%    0.39%   0.73%  0.35%     0.44%
Distribution and/or Service (12b-1) Fees        None    None     None   None    None     None     None    None   None      None
Other Expenses(5)                               0.12    0.13     0.17   0.10    0.16     0.16     0.19    0.10   0.15      0.12
Acquired Fund Fees and Expenses                 0.00    0.00     0.00   0.00    0.00     None     None    0.00   0.00      0.00
Total Annual Fund Operating Expenses            0.52    0.66     0.91   0.65    0.60     0.36     0.58    0.83   0.50      0.56
Fee Waiver(6)                                   0.00    0.00     0.00   0.00    0.00     0.00     0.00    0.00   0.08      0.00
Net Annual Fund Operating Expenses              0.52    0.66     0.91   0.65    0.60     0.36     0.58    0.83   0.42      0.56

(1) You may be charged a 2.00% fee if you redeem or exchange Institutional Class shares within 31 days of purchase. See "General
     Information--Redemption Fees" for more information.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective March 4, 2009, the Board of Trustees approved a reduced contractual advisory fee schedule for Core Bond. Pursuant to the new fee schedule, Core Bond's maximum annual advisory fee rate ranges from 0.40% (for average net assets up to $500 million) to 0.30% (for average net assets over $5 billion). Management Fees have been restated to reflect the new fee schedule.

(4) Effective March 4, 2009, the Board of Trustees approved a reduced contractual advisory fee schedule for Short Term Bond. Pursuant to the new fee schedule, Short Term Bond's maximum annual advisory fee rate ranges from 0.35% (for average net assets up to $500 million) to 0.28% (for average net assets over $5 billion). Management Fees have been restated to reflect the new fee schedule.

(5) Other Expenses of Money Market are based on estimated amounts for the current fiscal year.

(6) Effective March 4, 2009, the advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Institutional Class shares of High Yield to 0.74% of average daily net assets and Core Bond and Short Term Bond to the reduced rates of 0.55% and 0.41% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

     The expense assumes you:

     (i)  invest $10,000 in the funds for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

To the extent fees are waived and/or expenses reimbursed voluntarily your expenses will be lowered. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                            ------   -------   -------   --------
Core Bond                     $53      $167      $291     $  653
Dynamics                       67       211       368        822
Global Real Estate             93       290       504      1,120
High Yield                     66       208       362        810
Income                         61       192       335        750
Limited Maturity Treasury      37       116       202        456
Money Market                   59       186       324        726
Real Estate                    85       265       460      1,025
Short Term Bond                43       152       272        621
U.S. Government                57       179       313        701"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION - CORE BOND - INSTITUTIONAL CLASS" on page 15 of the prospectus:

"CORE BOND - INSTITUTIONAL CLASS      YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.52%        0.52%        0.52%        0.52%        0.52%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.48%        9.16%       14.05%       19.16%       24.50%
End of Year Balance                 $10,448.00   $10,916.07   $11,405.11   $11,916.06   $12,449.90
Estimated Annual Expenses           $    53.16   $    55.55   $    58.04   $    60.64   $    63.35

"CORE BOND - INSTITUTIONAL CLASS      YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.52%        0.52%        0.52%        0.52%        0.52%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         30.08%       35.90%       41.99%       48.35%       55.00%
End of Year Balance                 $13,007.65   $13,590.40   $14,199.25   $14,835.37   $15,500.00
Estimated Annual Expenses           $    66.19   $    69.15   $    72.25   $    75.49   $    78.87"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION - HIGH YIELD
- INSTITUTIONAL CLASS" on page 15 of the prospectus:

"HIGH YIELD - INSTITUTIONAL CLASS     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.65%        0.65%        0.65%        0.65%        0.65%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.35%        8.89%       13.63%       18.57%       23.73%
End of Year Balance                 $10,435.00   $10,888.92   $11,362.59   $11,856.86   $12,372.64
Estimated Annual Expenses           $    66.41   $    69.30   $    72.32   $    75.46   $    78.75

"HIGH YIELD - INSTITUTIONAL CLASS     YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.65%        0.65%        0.65%        0.65%        0.65%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         29.11%       34.72%       40.59%       46.70%       53.08%
End of Year Balance                 $12,910.85   $13,472.47   $14,058.52   $14,670.07   $15,308.21
Estimated Annual Expenses           $    82.17   $    85.75   $    89.48   $    93.37   $    97.43"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION - SHORT TERM BOND - INSTITUTIONAL CLASS" on page 16 of the prospectus:

"SHORT
TERM BOND - INSTITUTIONAL CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.42%        0.50%        0.50%        0.50%        0.50%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.58%        9.29%       14.20%       19.34%       24.71%
End of Year Balance                 $10,458.00   $10,928.61   $11,420.40   $11,934.32   $12,471.36
Estimated Annual Expenses           $    42.96   $    53.47   $    55.87   $    58.39   $    61.01

"SHORT
TERM BOND - INSTITUTIONAL CLASS       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.50%        0.50%        0.50%        0.50%        0.50%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         30.33%       36.19%       42.32%       48.72%       55.42%
End of Year Balance                 $13,032.57   $13,619.04   $14,231.89   $14,872.33   $15,541.58
Estimated Annual Expenses           $    63.76   $    66.63   $    69.63   $    72.76   $    76.03

(1)  Your actual expenses may be higher or lower than those shown."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS - CORE BOND" on pages 24 and 25 of the prospectus:

"Derivatives Risk - Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Leverage exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. There can be no assurance that the fund's leverage strategy will be successful."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS - HIGH YIELD" on page 27 of the prospectus:

"Leverage Risk - Borrowing money to buy securities exposes the fund to leverage because the fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the fund. Certain other transactions may give rise to a form of leverage. Leverage also exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. Except in the case of a borrowing, the fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. There can be no assurance that the fund's leverage strategy will be successful."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS - SHORT TERM BOND" on page 32 of the prospectus:

"Derivatives Risk -Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Borrowing money to buy securities exposes the fund to leverage because the fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the fund. Certain other transactions may give rise to a form of leverage. Leverage also exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. Except in the case of a borrowing, the fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. There can be no assurance that the fund's leverage strategy will be successful."

The following information is added as a new twelfth paragraph under the heading "FUND MANAGEMENT - THE ADVISORS" on page 35 of the prospectus:

"It is anticipated that, on or about the end of the fourth quarter of 2009, the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will also be available in the fund's Statement of Additional Information."